Loss And Loss Adjustment Expense Reserves - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Insurance Reserves [Line Items]
Prior years reserve development	$ 22.0	$ (242.0)	$ (320.4)
Personal Lines
Insurance Reserves [Line Items]
Favorable development in loss and loss adjustment expense reserves		70.00%	70.00%
Personal Lines | Agency Channel
Insurance Reserves [Line Items]
Favorable development in loss and loss adjustment expense reserves		25.00%
Personal Lines | Direct Channel
Insurance Reserves [Line Items]
Favorable development in loss and loss adjustment expense reserves		75.00%
Accident Year 2009
Insurance Reserves [Line Items]
Favorable development in loss and loss adjustment expense reserves			70.00%